Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Earnings Per Share
The following table shows the income and share data used in the basic and diluted earnings per share calculations for the fiscal years ended March 31, 2022, 2021 and 2020.

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions, except number of shares and per share data)
Basic:
Profit attributable to shareholders of the Company	¥499,573	¥687,483	¥200,052
Weighted average number of common stock in issue (in thousands of shares)	1,370,738	1,370,214	1,375,118

Basic earnings per share	¥364.46	¥501.73	¥145.48

Diluted:
Profit attributable to the common shareholders of the Company	¥499,573	¥687,483	¥200,052
Impact of dilutive potential ordinary shares issued by subsidiaries	—	—	(3)

Net profit used to determine diluted earnings per share	¥499,573	¥687,483	¥200,049

Weighted average number of common stock in issue (in thousands of shares)	1,370,738	1,370,214	1,375,118
Adjustments for stock options (in thousands of shares)	561	658	802

Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,371,299	1,370,872	1,375,920

Diluted earnings per share	¥364.31	¥501.49	¥145.39